Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Long-term portion of fair value of hedges	$ 17	$ 61
Long-term portion of income taxes payable	225	181
Asset retirement obligation	34	28
Long-term lease inducements	15	16
Deferred revenue	13	12
Total	$ 304	$ 298